INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of annual growth rates, discounts, exchange rates and fuel price - Air Transportation CGU [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of annual growth rates, discounts, exchange rates and fuel price [Line Items]
Increase WACC Maximum	10.60%
Decrease rate Terminal growth Minimal	1.10%
Bottom of range [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of annual growth rates, discounts, exchange rates and fuel price [Line Items]
Increase Fuel Price Maximum	$ 100
Top of range [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of annual growth rates, discounts, exchange rates and fuel price [Line Items]
Increase Fuel Price Maximum	$ 114